Schedule of Commercial Loans - Real Estate Development Loan Portfolio Summary (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($) Integer
Financing Receivable, Past Due [Line Items]
Commitment Amount		$ 73,653	$ 86,556
Gross Amount Outstanding		$ 51,138	$ 61,293
Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Number of States | Integer		5	6
Number of Borrowers | Integer		6	9
Number of Loans | Integer		6	11
Gross Value of Collateral	[1]	$ 7,459	$ 23,873
Commitment Amount		6,262	11,256
Gross Amount Outstanding		$ 3,134	$ 9,505
Loan to Value Ratio	[2],[3]	42.00%	40.00%
Interest Spread	[4]	varies	varies

[1]	The value is determined by the appraised value.
[2]	Represents the weighted average loan to value ratio of the loans.
[3]	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value calculated as described above.
[4]	The interest spread varies for the state of Pennsylvania and is